Other current financial assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Other current Financial Assets [Abstract]
Schedule of Breakdown for Other Current Financial Assets
The following table provides a breakdown for other current financial assets (see Note 18 — Fair value measurement for a breakdown of other current financial assets by fair value level):

(€ thousands)	At June 30, 2025	At December 31, 2024
Securities	69,580	73,639
Guarantee deposits	1,494	3,360
Financial receivables	255	270
Total other current financial assets	71,329	77,269

The following table provides a breakdown for securities:

(€ thousands)	At December 31, 2024	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate (losses)/gains	At June 30, 2025
Fair value through profit or loss (FVPL)
Private equity	23,954	12	(2,875)	1,339	5	(1,594)	20,841
Hedge funds	10,285	1,003	(1,501)	852	140	(113)	10,666
Real estate funds	9,713	1,000	(163)	182	—	(431)	10,301
Private debt	10,395	203	(1,312)	407	—	—	9,693
Money market funds	3,864	1,101	(592)	130	10	(490)	4,023
Equity	3,204	—	(506)	665	71	—	3,434
Total FVPL	61,415	3,319	(6,949)	3,575	226	(2,628)	58,958

Fair value through other comprehensive income (FVOCI)
Fixed income	6,439	931	(1,000)	16	(3)	—	6,383
Floating income	5,785	—	(1,500)	(50)	4	—	4,239
Total FVOCI	12,224	931	(2,500)	(34)	1	—	10,622

Total securities	73,639	4,250	(9,449)	3,541	227	(2,628)	69,580